Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Long-Term Investments

	December 31, 2015	December 31, 2014
Equity-method investments	44	56
Cost-method investments	13	13

Total	57	69

Schedule of Equity-method Investments

Equity-method investments as at December 31, 2015 and December 31, 2014 were as follows:

	December 31, 2015		December 31, 2014
	Carrying value	Ownership percentage	Carrying value	Ownership percentage
ST-Ericsson SA, in liquidation	44	50.0%	43	50.0%
Incard do Brazil Ltda	—	50.0%	3	50.0%
3Sun S.r.l.	—	—	—	—
Other Investment	—	—	10	—

Total	44		56

Summarized Financial Information of Company's Equity-Method Investments

The summarized financial information of the Company’s equity-method investments as of December 31, 2015 and 2014 and for the years ended December 31, 2015, 2014 and 2013 is presented below:

	December 31, 2015	December 31, 2014
Current assets	127	166
Non-current assets	—	237
Current liabilities	28	117
Non-current liabilities	12	193

	2015	2014	2013
Total revenues	—	136	282
Operating income (loss)	(5)	(46)	(271)
Net income (loss)	(3)	(50)	(282)